Other current liabilities - Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Jun. 30, 2025
Other current liabilities
Personnel-related liabilities	€ 56,804	€ 34,272
Customer returns	77,934	83,078
Liabilities from sales tax	34,612	35,758
Accrued expenses & other liabilities	278,401	193,727
Total other current liabilities	€ 447,751	€ 346,835